Pensions - Changes in gross defined benefit plan assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Change In Gross Defined Benefit Plan Assets [Abstract]
Fair value asset beginning of period		$ 886	$ 744	$ 511
Interest income		20	17	24
Settlement			(128)
Employer contribution		313	338	303
Remeasurements (loss)/gain		16	(79)	(79)
Exchange rate differences		47	(7)	(30)
Fair value plan assets end of period		$ 1,282	$ 886	$ 728
Estimated employer contribution for the coming year	$ 305